Net fee and commission income (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Fee and commission income [abstract]
Revenue from contracts with customers		£ 8,775
Other non-contract fee income		118
Fee and commission income		8,893	£ 8,751	[1]	£ 8,570	[1]
Fee and commission expenses		(2,084)	(1,937)	[1]	(1,802)	[1]
Net fee and commission income		6,809	6,814	[1]	6,768	[1]
Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers		3,716
Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,059
Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,226
Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		2,462
Fee and commission expenses		(38)
Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		312
Banking, investment management and credit related fees and commissions [member]
Fee and commission income [abstract]
Fee and commission income	[1]		8,622		8,452
Foreign exchange commission [member]
Fee and commission income [abstract]
Fee and commission income	[1]		£ 129		£ 118
Operating segments [member] | Barclays UK [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,542
Other non-contract fee income		0
Fee and commission income		1,542
Fee and commission expenses		(360)
Net fee and commission income		1,182
Operating segments [member] | Barclays UK [member] | Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,102
Operating segments [member] | Barclays UK [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		209
Operating segments [member] | Barclays UK [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		153
Operating segments [member] | Barclays UK [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Operating segments [member] | Barclays UK [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		78
Operating segments [member] | Barclays International [member]
Fee and commission income [abstract]
Revenue from contracts with customers		7,206
Other non-contract fee income		118
Fee and commission income		7,324
Fee and commission expenses		(1,707)
Net fee and commission income		5,617
Operating segments [member] | Barclays International [member] | Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers		2,614
Operating segments [member] | Barclays International [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		850
Operating segments [member] | Barclays International [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		1,073
Operating segments [member] | Barclays International [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		2,462
Operating segments [member] | Barclays International [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		207
Head Office [member]
Fee and commission income [abstract]
Revenue from contracts with customers		27
Other non-contract fee income		0
Fee and commission income		27
Fee and commission expenses		17
Net fee and commission income		10
Head Office [member] | Transactional [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Advisory [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Brokerage and execution [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Underwriting and syndication [member]
Fee and commission income [abstract]
Revenue from contracts with customers		0
Head Office [member] | Other [member]
Fee and commission income [abstract]
Revenue from contracts with customers		£ 27

[1]

The Barclays Group elected the cumulative effect transition method on adoption of IFRS 15 for 1 January 2018, and recognised in retained earnings without restating comparative periods. The comparative figures are reported under IAS 18.